Restatement of Financial Statements - Restatement of Income Statement (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Loss from operations		$ (1,104,601)
Change in fair value of derivative warrant liabilities		(61,680,150)
Financing costs		(1,289,200)
Unrealized gain on investments held in Trust Account		171,366
Total other (expense) income		(62,797,984)
Net loss		$ (63,902,585)
Class A Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding		69,000,000
Basic and diluted net loss per ordinary share
Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding		17,250,000
Basic and diluted net loss per ordinary share		$ (3.70)
As Previously Reported
Restatement [Line Items]
Loss from operations	$ (164,056)	$ (1,104,601)
Unrealized gain on investments held in Trust Account	(42,794)	171,366
Total other (expense) income	(42,794)	171,366
Net loss	$ (206,850)	$ (933,235)
As Previously Reported | Class A Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding	69,000,000	69,000,000
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00
As Previously Reported | Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000
Basic and diluted net loss per ordinary share		$ (0.05)
Restatement Adjustment
Restatement [Line Items]
Change in fair value of derivative warrant liabilities		$ (61,680,150)
Financing costs		(1,289,200)
Total other (expense) income		(62,969,350)
Net loss		$ (62,969,350)
Restatement Adjustment | Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted net loss per ordinary share		$ (3.65)